ROYALTY, STREAM, AND OTHER INTERESTS	12 Months Ended
Dec. 31, 2022
Royalty Interests And Deferred Acquisition Costs [Abstract]
ROYALTY, STREAM, AND OTHER INTERESTS [Text Block]

4.           ROYALTY, STREAM, AND OTHER INTERESTS

	Producing	Development	Exploration
	assets	assets	assets	Total
As at December 31, 2020	$13,251,612	$45,218,412	$5,262,433	$63,732,457
Amalgamated Kirkland acquisition	-	562,656	-	562,656
Tocantinzinho acquisition	-	9,023,354	-	9,023,354
CentroGold acquisition	-	7,039,552	-	7,039,552
Del Carmen acquisition	-	1,301,982	-	1,301,982
Côté-Gosselin acquisition	-	6,185,363	-	6,185,363
La Fortuna acquisition	-	2,268,776	-	2,268,776
Castle Mountain acquisition	-	15,125,253	-	15,125,253
Depletion (1)	(2,302,919)	(30,000)	(14,616)	(2,347,535)
Other	-	(64,654)	36,558	(28,096)
As at December 31, 2021	$10,948,693	$86,630,694	$5,284,375	$102,863,762
First Majestic portfolio acquisition	3,393,656	11,147,515	7,420,937	21,962,108
Lac Pelletier acquisition	-	252,989	-	252,989
Beaufor amendment	-	1,000,000	-	1,000,000
Endeavor Silver Stream reclassification (2)	(1,748,097)	1,748,097	-	-
El Realito reclassification (3)	2,297,065	(2,297,065)	-	-
Joaquin and COSE impairments	(3,660,365)	-	-	(3,660,365)
Depletion (1)	(1,764,226)	(30,000)	(13,366)	(1,807,592)
Other	-	-	116,980	116,980
As at December 31, 2022	$9,466,726	$98,452,230	$12,808,926	$120,727,882

Historical cost	$11,595,733	$110,350,467	$12,847,005	$134,793,205
Accumulated depletion	$(2,129,007)	$(11,898,237)	$(38,079)	$(14,065,323)

(1) Fixed royalty payments were received in relation to certain exploration and development assets. The depletion related to these payments was recorded based on the total fixed royalty payments expected to be received under each contract.

(2) The Endeavor mine was previously classified as production, however it was placed on care and maintenance in December 2019 and has not since restarted, as such the Company has reclassified it to development stage properties.

(3) The Company received its first royalty payments on El Realito and has reclassified it from a development asset to a producing asset.

(a) During the year ended December 31, 2022, the Company had the following transactions:

Beaufor Amendment

In February 2022, the Company amended an existing 1.0% Net Smelter Return (“NSR”) royalty on Monarch Mining Corporation's ("Monarch") Beaufor Mine ("Beaufor"). In consideration for $1.0 million in cash paid to Monarch, Monarch agreed to waive a clause stipulating that payments under the NSR royalty were only payable after 100Koz of gold have been produced by Monarch following its acquisition of Beaufor.

Lac Pelletier Acquisition

In October 2022, the Company acquired a 1.0% NSR royalty on the Lac Pelletier project owned by Maritime Resources Corp. from an arm's length seller for total consideration of C$0.3 million in cash. The Lac Pelletier project is located in Rouyn Noranda, Quebec and is within ten kilometers of the Yamana Gold Inc. ("Yamana") Wasamac project. The Company incurred $32,709 in transaction costs associated with this transaction.

First Majestic Portfolio Acquisition

In December 2022, the Company acquired a portfolio of eight royalties from First Majestic Silver Corp. ("First Majestic") for total consideration of 4,168,056 common shares of Metalla (valued at $5.19 per share on December 21, 2022). The Company incurred $329,897 in transaction costs associated with this transaction. The royalties acquired in this transaction included:

  a 100% Gross Value Return (“GVR”) royalty on gold production from the producing La Encantada mine located in Coahuila, Mexico operated by First Majestic limited to 1,000 ounces annually;
  a 2.0% NSR royalty on the past producing Del Toro mine located in Zacatecas, Mexico owned by First Majestic;
  a 2.0% NSR royalty on the La Guitarra mine located in Temascaltepec, Mexico owned by Sierra Madre Gold and Silver Ltd.;
  a 2.0% NSR royalty on the Plomosas project located in Sinaloa, Mexico owned by GR Silver Mining Ltd.;
  a 2.0% NSR royalty on the past-producing San Martin mine located in Jalisco, Mexico owned by First Majestic;
  a 2.0% NSR royalty on the past producing La Parrilla mine located in Durango, Mexico owned by First Majestic and subject to a binding purchase agreement with Golden Tag Resources Ltd.;
  a 2.0% NSR royalty on the La Joya project located in Durango, Mexico owned by Silver Dollar Resources; and
  a 2.0% NSR royalty on the La Luz project located in San Luis Potosi, Mexico owned by First Majestic.

(b) During the year ended December 31, 2021, the Company had the following acquisitions:

Amalgamated Kirkland Acquisition

In February 2021, the Company closed an agreement to acquire an existing 0.45% NSR royalty on Agnico Eagle Mines Ltd.'s Amalgamated Kirkland property ("AK Property") in its Kirkland Lake project, and an existing 0.45% NSR royalty on Kirkland Lake Gold's North Amalgamated Kirkland property ("North AK Property") at its Macassa mine, from private third parties for total consideration of C$0.7 million in cash. The Company incurred $23,936 in transaction costs associated with this transaction.

Del Carmen Acquisition

In February 2021, the Company closed an agreement to acquire an existing 0.5% NSR royalty on Barrick Gold Corp.'s Del Carmen project ("Del Carmen"), which is part of the 9Moz Au Alturas-Del Carmen project in the prolific El Indio belt in the San Juan province of Argentina, from Coin Hodl Inc. for a total consideration of C$1.6 million in cash. The Company incurred $60,067 in transaction costs associated with this transaction.

Tocantinzinho Acquisition

In March 2021, the Company closed an agreement to acquire an existing 0.75% GVR royalty on Eldorado Gold Corp.'s Tocantinzinho project ("Tocantinzinho") from Sailfish Royalty Corp. for a total consideration of $9.0 million in cash, of which $6.0 million was paid upon closing and the remaining $3.0 million was paid in May 2021. The Company incurred $123,354 in transaction costs associated with this transaction. Tocantinzinho is a permitted, high-grade open pit gold deposit in the prolific Tapajos district in State of Para in Northern Brazil.

CentroGold Acquisition

In March 2021, the Company closed an agreement to acquire an existing 1.0% to 2.0% NSR royalty on OZ Minerals' CentroGold project ("CentroGold") located in the State of Maranhão in northern Brazil, from Jaguar Mining Inc. ("Jaguar") for total consideration of $7.0 million in cash paid upon closing and with additional potential payments of up to $11.0 million in shares and cash subject to the completion of certain milestones. The Company incurred $83,552 in transaction costs associated with this transaction.

The royalty is a 1.0% NSR on the first 500Koz of gold production, increasing to a 2.0% NSR on the next 1.0Moz of gold production, and then reverts to a 1.0% NSR royalty on gold production thereafter in perpetuity.

The $11.0 million in milestone payments are triggered as follows:

  the Company will issue to Jaguar common shares with a value of $7.0 million, priced at a 15-day Volume Weighted Average Price ("VWAP") on the NYSE, upon grant of all project licenses, the lifting or extinguishment of the injunction imposed on the CentroGold project with no pending appeals and, if necessary, the completion of any and all community relocations; and
  the Company will pay Jaguar $4.0 million in cash upon the achievement of commercial production.

As at December 31, 2022, none of the milestone payment triggers had been met, as such no amounts were accrued or payable to Jaguar for any related milestone payments.

La Fortuna Acquisition

In April 2021, the Company acquired an existing 2.5% NSR royalty on Minera Alamos Ltd.'s La Fortuna project ("La Fortuna"), from Argonaut Gold Ltd. for aggregate consideration of $2.25 million in cash, of which $1.25 million was paid upon closing and the remaining $1.0 million was paid six months after closing. The 2.5% NSR which is capped at $4.5 million is an addition to Metalla's uncapped 1.0% NSR royalty to increase the total royalty exposure to 3.5% on La Fortuna. The Company incurred $43,776 in transaction costs associated with this transaction.

Côté-Gosselin Acquisition

In June 2021, the Company acquired an existing 1.35% NSR royalty on a portion of the Côté Gold Project and all of the Gosselin Zone (located ~1.5km to the northeast of the Côté deposit) (together referred to as "Côté-Gosselin") owned by IAMGOLD Corporation and Sumitomo Metals Mining Co., Ltd., from arm's length sellers for total consideration of C$7.5 million in cash. The Company incurred $49,208 in transaction costs associated with this transaction.

Castle Mountain Acquisition

In October 2021, the Company acquired an existing 5.0% NSR royalty on the South Domes portion of the Castle Mountain Gold Mine owned by Equinox Gold Corp. ("Castle Mountain"), from an arm's length seller for total consideration of $15.0 million, of which $10.0 million was paid in cash at closing, and the remaining $5.0 million is to be paid in cash within twenty months of the closing date (the "Castle Mountain Loan"). The Castle Mountain Loan bears interest at a rate of 4.0% per annum until fully repaid. The Company incurred $130,253 in transaction costs associated with this transaction.  Subsequent to the period end the Company amended the terms of the Castle Mountain Loan, see Note 17 for additional details.

(c) Impairment

The Company owns a royalty on the Joaquin project and on the COSE project, both of which are currently owned and operated by Pan American Silver (“Pan American”). The ore from both Joaquin and COSE was trucked to the Manantial Espejo mine where the mill had excess capacity.

On February 22, 2023, Pan American released its annual statements and as per those statements it disclosed that mining and processing activities at Manantial Espejo concluded in January 2023 and the assets were placed on care and maintenance at the end of 2022.

The Company considered this announcement as an indicator of impairment on both Joaquin and COSE and as at December 31, 2022, fully impaired both royalties to $Nil, and for the twelve months ended December 31, 2022, recorded an impairment charge of $3,660,365 related to Joaquin and COSE, concurrently the Company has reclassified the royalties as development stage until operations at each project are restarted.

The Company believes there is significant value that remains at these projects based on historical NI 43-101 compliant Resources that were excluded from the Pan American mine plan. If the projects are restarted, or are sold to an entity with a plan to restart mining and processing activities, the Company will do a further analysis to see if any part of the impairment can be reversed in the future.